Convertible Notes Payable (Details) (USD $)	0 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 11, 2014	Dec. 13, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 21, 2012	Jan. 31, 2013
Convertible Notes Payable [Line Items]
Convertible notes payable		$ 150,000
Convertible notes payable - accrued interest	21,485					17,497
Convertible notes payable, Maturity date		Dec. 21, 2014
Conversion of debt	150,000
Debt conversion description	CII regarding converting its outstanding convertible note of $150,000, along with accrued interest of $21,485, into common stock at a 25% discount to the Company's closing stock price on February 17, 2014.
Shares issued for debt relief					55,497	100,000
Shares issued for debt relief, amount			232,360		171,485	100,000
Unrealized gain on change in fair value of conversion feature				20,218
Conversion feature in additional paid-in capital				98,722
Unamortized debt discount					26,755	18,211
First Tranche [Member]
Convertible Notes Payable [Line Items]
Convertible notes payable							75,000
Second Tranche [Member]
Convertible Notes Payable [Line Items]
Convertible notes payable								$ 75,000